Accounts Receivable, net	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounts Receivable, net
Accounts Receivable, net
5.	Accounts Receivable, net

Accounts receivable, net consist of the following:

	March 31, 2023	December 31, 2022
Accounts receivable	13,291,297	7,973,229
Less: allowance for doubtful accounts	(2,027,860)	(2,356,034)
Accounts receivable, net	11,263,437	5,617,195

	March 31, 2023	March 31, 2022
Beginning balance of the three months ended	2,356,034	—
Reversal of provision	(328,174)	—
Ending balance of the three months ended	2,027,860	—

5.Accounts Receivable, net

Accounts receivable, net of nil of allowance for doubtful accounts consist of the following:

	December 31, 2022	December 31, 2021
Accounts receivable	7,973,229	9,817,292
Less: allowance for doubtful accounts	(2,356,034)	—
Accounts receivable, net	5,617,195	9,817,292

	December 31, 2022	December 31, 2021
Beginning balance	—	—
Provision	2,356,034	—
Ending balance	2,356,034	—